SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Condensed balance sheet are reconciled (Details) - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Proceeds allocated to Public Warrants	$ 12,350,000	$ 12,350,000	$ 12,350,000
Class A ordinary shares
Gross proceeds		517,500,000	517,500,000	$ 517,500,000
Proceeds allocated to Public Warrants		24,150,000		24,150,000
Proceeds allocated to Public Warrants			(24,150,000)
Class A ordinary shares issuance costs		28,115,576	(28,115,576)	28,115,576
Accretion of carrying value to redemption value		52,265,576	52,265,576	52,265,576
Class A ordinary shares subject to possible redemption		$ 517,500,000	$ 517,500,000	$ 517,500,000